Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate, benefit					$ (14,586)	$ (11,958)
State income taxes, net of benefit					(5,318)	(4,881)
Nondeductible expenses					35	153
Stock-based compensation					2,566	1,618
Change in valuation allowance					20,366	18,099
R&D credits					(3,084)	(3,022)
Other					22	0
Income taxes	$ 0	$ 0	$ 4	$ 4	$ 1	$ 9